SCHEDULE OF SHARE OPTIONS GRANTED TO DIRECTORS (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Number of options	39,820,000	28,150,000	42,250,000
Directors [member]
IfrsStatementLineItems [Line Items]
Number of options	7,100,000	4,575,000	40,450,000
Directors [member] | J Brancaccio [member]
IfrsStatementLineItems [Line Items]
Number of options	1,000,000	325,000	450,000
Directors [member] | G Jacob [member]
IfrsStatementLineItems [Line Items]
Number of options	5,500,000	3,250,000	40,000,000
Directors [member] | W Simon [member]
IfrsStatementLineItems [Line Items]
Number of options	400,000
Directors [member] | B Denoyer [member]
IfrsStatementLineItems [Line Items]
Number of options	200,000	1,000,000